UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7812

Salomon Brothers Municipal Partners II Fund Inc.

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: June 30
Date of reporting period: September 30, 2004

SALOMON BROTHERS
MUNICIPAL PARTNERS FUND II INC.

FORM N-Q
SEPTEMBER 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited)			September 30, 2004

FACE
AMOUNT	RATING (a)	SECURITY	VALUE

MUNICIPAL BONDS & NOTES — 149.8%
California — 7.8%
$2,400,000	AAA	California Infrastructure & Economic Development Bank
		Revenue, (Workers Compensation Relief), Series A,
		AMBAC-Insured, 5.000% due 10/1/15	$2,631,264
		California State GO:
1,500,000	A	5.125% due 6/1/24	1,546,425
2,400,000	AAA	FSA-Insured, 6.000% due 2/1/16	2,880,048

			7,057,737

District of Columbia — 2.4%
2,000,000	AAA	District of Columbia Revenue, (American University),
		AMBAC-Insured, 5.625% due 10/1/26	2,122,440

Florida — 1.3%
1,000,000	AAA	St. Johns County, FL Water and Sewer Revenue,
		MBIA-Insured, 5.500% due 6/1/11	1,138,390

Georgia — 0.0%
20,000	AAA	Fulton County, GA Housing Authority, Single-Family
		Mortgage, Series A, GNMA-Collateralized,
		6.600% due 3/1/28	20,297

Illinois — 19.7%
		Chicago, IL Board of Education GO, (Chicago School Reform),
		AMBAC-Insured:
100,000	AAA	5.750% due 12/1/27	109,744
900,000	AAA	Pre-Refunded — Escrowed with state & local government
		securities to 12/1/07 (Call @ 102), 5.750% due 12/1/27	1,014,831
500,000	AAA	Chicago, IL GO, Series A, FSA-Insured, 5.250% due 1/1/16	554,850
1,750,000	AAA	Chicago, IL Midway Airport Revenue, Series B, MBIA-Insured,
		5.625% due 1/1/29	1,829,432
1,000,000	AAA	Chicago, IL Public Building Commission, Building Revenue,
		(Chicago School Reform), Series B, FGIC-Insured,
		5.250% due 12/1/18	1,137,640
250,000	AAA	Cook County, IL Refunding GO, Series A, MBIA-Insured,
		5.625% due 11/15/16	275,810
2,000,000	Aaa *	Illinois Development Finance Authority, Revolving Fund
		Revenue, 5.250% due 9/1/12	2,248,000
1,000,000	AA+	Illinois Educational Facilities Authority Revenue,
		(Northwestern University), 5.500% due 12/1/13	1,126,800
		Illinois Health Facilities Authority Revenue:
1,850,000	AAA	Refunding, (SSM Health Care), MBIA-Insured,
		6.550% due 6/1/13	2,231,322
2,000,000	AAA	Servantcor Project, Series A, Escrowed to maturity with U.S.
		government securities, FSA-Insured, 6.000% due 8/15/12	2,336,840
605,000	A	South Suburban Hospital Project, Escrowed to maturity with
		U.S. government securities, 7.000% due 2/15/18	754,538
1,000,000	AAA	Illinois State GO, First Series, (Pre-refunded — Escrowed with U.S.
		government securities to 6/1/10, Call @ 100), MBIA-Insured,
		5.625% due 6/1/25	1,138,840

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)			September 30, 2004

FACE
AMOUNT	RATING (a)	SECURITY	VALUE

Illinois — 19.7% (continued)
$2,645,000	AAA	Illinois State, Sales Tax Revenue, 5.500% due 6/15/16	$2,962,056

			17,720,703

Indiana — 3.2%
400,000	A-1+	Indiana Health Facility Financing Authority, Hospital Revenue,
		(Clarian Health Obligation), Series B, 1.700% due 3/1/30 (b)	400,000
2,000,000	BBB+	Indiana State Development Finance Authority, Environmental
		Revenue, (USX Corp. Project), 5.250% due 12/1/22	2,200,700
250,000	AAA	Indiana State Revolving Fund Revenue, Series B,
		5.000% due 8/1/23	257,865

			2,858,565

Louisiana — 5.6%
5,000,000	BBB+	Louisiana Public Facilities Authority, Hospital Revenue
		Refunding, (Touro Infirmary Project), Series A,
		6.125% due 8/15/23	5,041,000

Maryland — 6.6%
		Maryland State Health & Higher Educational Facilities
		Authority Revenue:
1,500,000	Baa1 *	Carroll County General Hospital, 6.000% due 7/1/37	1,567,845
1,500,000	A	Suburban Hospital, Series A, 5.500% due 7/1/16	1,632,705
500,000	A	University of Maryland Medical Systems, 6.000% due 7/1/32	532,425
2,000,000	Aaa *	Northeast Maryland Waste Disposal Authority, Solid Waste
		Revenue Refunding, AMBAC-Insured, 5.500% due 4/1/16	2,190,280

			5,923,255

Massachusetts — 4.5%
1,000,000	A	Massachusetts State Health & Educational Facilities Authority
		Revenue, (Dana Farber Cancer Project), Series G-1,
		(Pre-refunded — Escrowed with state & local government
		securities to 12/1/05 Call @ 102), 6.250% due 12/1/22	1,072,160
		Massachusetts State Water Pollution Abatement Revenue, Series A:
2,125,000	AAA	5.750% due 8/1/29	2,348,189
525,000	AAA	Pre-Refunded — Escrowed with state & local government
		securities to 8/1/09 (Call @ 101), 5.750% due 8/1/29	602,170

			4,022,519

Michigan — 3.0%
1,000,000	AAA	Detroit, MI City School District GO, (School Building & Site
		Improvement), Series A, FGIC-Insured, 5.500% due 5/1/17	1,121,960
1,500,000	AA-	Michigan State Hospital Finance Authority, Revenue Refunding,
		(Trinity Health), Credit C, 5.375% due 12/1/30	1,540,275

			2,662,235

Missouri — 4.2%
		Missouri State Environmental Improvement & Energy Resources
		Authority:
2,500,000	AA	PCR Refunding, (Associated Electric Co-op Thomas Hill),
		5.500% due 12/1/10	2,700,700
1,000,000	Aaa *	Water Pollution Refunding, State Revolving Funds,
		Program A, 5.000% due 7/1/20	1,114,730

			3,815,430

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)			September 30, 2004

FACE
AMOUNT	RATING (a)	SECURITY	VALUE

Nevada — 4.7%
		Clark County, NV:
$3,000,000	AAA	IDR Revenue Refunding, (Nevada Power Co. Project), Series C,
		AMBAC-Insured, 7.200% due 10/1/22	$3,119,400
1,000,000	AAA	Passenger Facility Revenue, (McCarran International Airport),
		Series A, MBIA-Insured, 5.750% due 7/1/23	1,040,510
75,000	AAA	Nevada Housing Division, Single-Family Program Revenue, Series C,
		AMBAC-Insured, 6.350% due 10/1/12	77,084

			4,236,994

New Jersey — 10.4%
		New Jersey EDA:
3,750,000	A+	School Facilities Construction Revenue, Series G, 5.000% due 9/1/11	4,144,575
2,500,000	AAA	Motor Vehicle Surcharges Revenue, Series A, MBIA-Insured
		5.250% due 7/1/16	2,801,625
1,000,000	AAA	Water Facilities Revenue, (New Jersey American Water Co., Inc.
		Project), Series A, FGIC-Insured, 6.875% due 11/1/34	1,024,250
1,265,000	A+	New Jersey State Educational Facilities Authority Revenue, Higher
		Education Capital Improvement Fund, Series A,
		5.250% due 9/1/12	1,420,924

			9,391,374

New Mexico — 6.8%
5,400,000	AAA	New Mexico Finance Authority Revenue, (Public Project
		Revolving Fund), Series C, AMBAC-Insured, 5.250% due 6/1/14	6,110,586

New York — 11.5%
		New York City, NY GO, Series A:
180,000	A	6.000% due 5/15/30	199,429
820,000	A	Pre-Refunded — Escrowed with U.S. government securities to
		5/15/10 (Call @ 101), 6.000% due 5/15/30	959,449
1,600,000	AA+	New York City, NY Municipal Water Finance Authority, Water &
		Sewer System Revenue, Series A, 5.500% due 6/15/23	1,644,080
4,500,000	AA+	New York City, NY Transitional Finance Authority Revenue,
		Series A, 5.500% due 11/15/17	5,026,905
1,000,000	AAA	New York State Dormitory Authority Revenue, City University
		System Consolidated 2nd General Resolution, Series A,
		AMBAC-Insured, 6.125% due 7/1/12	1,163,720
		New York State Urban Development Corp. Revenue, Correctional
1,300,000	AAA	Facilities, (Pre-Refunded — Escrowed with U.S. government
		securities to 1/1/06 Call @ 102), FSA-Insured,
		5.375% due 1/1/25	1,385,228

			10,378,811

Ohio — 6.7%
2,500,000	AA-	Franklin County, OH Hospital Revenue, (Holy Cross Health
		Systems Corp.), 5.875% due 6/1/21	2,601,750
3,300,000	A+	Ohio State Water Development Authority, Solid Waste Disposal
		Revenue, (Broken Hill Proprietary Co., Ltd.), 6.450% due 9/1/20	3,423,552

			6,025,302

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)			September 30, 2004

FACE
AMOUNT	RATING (a)	SECURITY	VALUE

Pennsylvania — 10.7%
$3,500,000	AAA	Delaware Valley, PA Regional Financial Authority, Local
		Government Revenue, Series A, AMBAC-Insured,
		5.500% due 8/1/28	$3,919,685
1,200,000	A-1+	Geisinger Authority, PA Health Systems Revenue,
		1.710% due 8/1/28 (b)	1,200,000
2,750,000	AAA	Pennsylvania State GO, Second Series, MBIA-Insured,
		5.000% due 7/1/11	3,057,175
1,090,000	AAA	Philadelphia, PA GO, Series A, XLCA-Insured, 5.250% due 2/15/14	1,206,456
250,000	AAA	Philadelphia, PA School District, Series A, FSA-Insured,
		5.500% due 2/1/31	285,687

			9,669,003

Puerto Rico — 11.2%
		Puerto Rico Commonwealth Highway & Transportation Authority,
		Highway Revenue:
2,100,000	AAA	Series J, MBIA-Insured, 5.000% due 7/1/11	2,344,041
1,600,000	AAA	Series X, FSA-Insured, 5.500% due 7/1/15	1,870,528
1,125,000	AAA	Puerto Rico Commonwealth, Refunding Revenue, FGIC-Insured,
		5.500% due 7/1/13	1,304,347
		Puerto Rico Electric Power Authority, Power Revenue:
2,750,000	AAA	Series LL, MBIA-Insured, 5.500% due 7/1/17	3,221,900
1,155,000	AAA	Series OO, FGIC-Insured, 5.000% due 7/1/14	1,298,566

			10,039,382

Tennessee — 4.6%
1,950,000	AA-	Humphreys County, TN IDB, Solid Waste Disposal Revenue,
		(E.I. Du Pont de Nemours & Co. Project), 6.700% due 5/1/24	1,995,591
1,200,000	AAA	Memphis-Shelby County, TN Airport Authority Revenue, Series D,
		AMBAC-Insured, 6.000% due 3/1/24	1,336,200
755,000	AA	Tennessee Housing Development Agency Revenue, (Homeownership
		Program), Series 2C, 6.350% due 1/1/31	791,950

			4,123,741

Texas — 16.3%
		Austin, TX Airport System Revenue, Series A, MBIA-Insured:
3,475,000	AAA	6.200% due 11/15/15	3,688,365
330,000	AAA	Pre-Refunded — Escrowed with state & local government
		securities to 11/15/07 (Call @ 100), 6.200% due 11/15/15	366,841
4,265,000	AAA	Lower Colorado River Authority, TX Transmission Contract
		Revenue, AMBAC-Insured, 5.250% due 5/15/14	4,754,494
1,380,000	AAA	North Harris Montgomery Community College District GO, TX
		Refunding, FGIC-Insured, 5.375% due 2/15/16	1,538,314
1,000,000	AAA	North Texas Municipal Water District, Water System Revenue,	1,099,240
		MBIA-Insured, 5.000% due 9/1/15
1,485,000	AAA	South San Antonio, TX Independent School District GO,	1,619,289
		PSF-Insured, 5.000% due 8/15/15
1,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A,
		AMBAC-Insured, 5.500% due 8/15/39	1,603,905

			14,670,448

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

FACE
AMOUNT	RATING (a)	SECURITY	VALUE

Utah — 0.6%
$520,000	AAA	Utah State Housing Finance Agency, Single-Family Mortgage
		Revenue, Issue H-2, FHA-Insured, 6.250% due 7/1/22	$538,169

Virginia — 3.6%
2,915,000	A-	Greater Richmond Convention Center Authority, VA Hotel Tax
		Revenue, (Convention Center Expansion Project),
		6.125% due 6/15/20	3,262,468

Washington — 4.1%
1,900,000	AAA	Chelan County, WA Public Utility District, (Chelan Hydro System
		No. 1), Construction Revenue, Series A, AMBAC-Insured,
		5.450% due 7/1/37	1,963,973
400,000	AAA	Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28	442,380
1,200,000	AAA	Washington State Public Power Supply System Revenue
		Refunding, (Nuclear Project No. 1), Series A, MBIA-Insured,
		5.125% due 7/1/17	1,296,324

			3,702,677

Wisconsin — 0.3%
260,000	AA	Wisconsin Housing & EDA, Homeownership Revenue, Series G,
		6.300% due 9/1/17	261,838

		TOTAL MUNICIPAL BONDS & NOTES (Cost — $128,920,072)	134,793,364

		TOTAL INVESTMENTS — 149.8% (Cost — $128,920,072**)	134,793,364
		Liabilities in Excess of Other Assets — (49.8%)	(44,811,754)

		TOTAL NET ASSETS — 100.0%	$89,981,610

(a) All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
** Aggregate cost for Federal income tax purposes is substantially the same.

See pages 7 and 8 for definitions of ratings and abbreviations.

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

Summary of Investments by Industry*

General Revenue	22.5%
Industrial Development	12.8
Healthcare	12.4
Education	10.6
Transportation	10.2
General Obligation	8.5
Pre-Refunded	5.8
Power	5.8
Water	4.6
Tax Revenue	2.4
Escrowed to Maturity	2.3
Housing	2.1

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2004 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the

“Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings
(unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG-1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

Abbreviations*
(unaudited)

ABAG — Association of Bay Area Governments	ISO — Independent System Operator
AIG — American International Guaranty	LOC — Letter of Credit
AMBAC — Ambac Assurance Corporation	MBIA — Municipal Bond Investors Assurance
AMT — Alternative Minimum Tax	Corporation
BAN — Bond Anticipation Notes	MERLOT — Municipal Exempt Receipts Liquidity
BIG — Bond Investors Guaranty	Optional Tender
CDA — Community Development Authority	MFH — Multi-Family Housing
CGIC — Capital Guaranty Insurance Company	MSTC — Municipal Securities Trust
CHFCLI — California Health Facility Construction	Certificates
Loan Insurance	MUD — Municipal Utilities District
CONNIE LEE — College Construction Loan Insurance	MVRICS — Municipal Variable Rate Inverse
Association	Coupon Security
COP — Certificate of Participation	PART — Partnership Structure
CSD — Central School District	PCFA — Pollution Control Finance Authority
CTFS — Certificates	PCR — Pollution Control Revenue
DFA — Development Finance Agency	PFA — Public Finance Authority
EDA — Economic Development Authority	PFC — Public Finance Corporation
EFA — Educational Facilities Authority	PSFG — Permanent School Fund Guaranty
ETM — Escrowed to Maturity	Q-SBLF — Qualified School Bond Loan Fund
FGIC — Financial Guaranty Insurance	Radian — Radian Asset Assurance
Company	RAN — Revenue Anticipation Notes
FHA — Federal Housing Administration	RAW — Revenue Anticipation Warrants
FHLMC — Federal Home Loan Mortgage	RDA — Redevelopment Agency
Corporation	RIBS — Residual Interest Bonds
FLAIRS — Floating Adjustable Interest Rate	RITES — Residual Interest Tax-Exempt
Securities	Securities
FNMA — Federal National Mortgage	SPA — Standby Bond Purchase Agreement
Association	SWAP — Swap Structure
FRTC — Floating Rate Trust Certificates	SYCC — Structured Yield Curve Certificate
FSA — Federal Savings Association	TAN — Tax Anticipation Notes
GIC — Guaranteed Investment Contract	TCRS — Transferable Custodial Receipts
GNMA — Government National Mortgage	TECP — Tax Exempt Commercial Paper
Association	TFA — Transitional Finance Authority
GO — General Obligation	TOB — Tender Option Bond Structure
HDA — Housing Development Authority	TRAN — Tax and Revenue Anticipation Notes
HDC — Housing Development Corporation	UFSD — Unified Free School District
HEFA — Health & Educational Facilities	UHSD — Unified High School District
Authority	USD — Unified School District
HFA — Housing Finance Authority	VA — Veterans Administration
IBC — Insured Bond Certificates	VRDD — Variable Rate Daily Demand
IDA — Industrial Development Authority	VRDO — Variable Rate Demand Obligation
IDB — Industrial Development Board	VRWE — Variable Rate Wednesday Demand
IDR — Industrial Development Revenue	XLCA — XL Capital Assurance
IFA — Industrial Finance Agency
INFLOS — Inverse Floaters
ISD — Independent School District

*     Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Municipal Partners Fund II Inc. (“Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions. Investment transactions are recorded on the trade date.

(c) Fund Concentration. Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Note 2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,136,012
Gross unrealized depreciation	(262,720)

Net unrealized appreciation	$5,873,292

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Municipal Partners II Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer

Date: November 24, 2004

By	Frances M. Guggino

/s/ Frances M. Guggino Chief Financial Officer

Date: November 24, 2004